UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)			March 31, 2009

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE
CORPORATE BONDS - 94.06%
Aerospace & Defense - 2.47%
$500,000	BE Aerospace, Inc.	8.500%	07/01/2018	$418,125
500,000	Bombardier, Inc. (a)(d)	8.000%	11/15/2014	368,750
500,000	Esterline Technologies, Corp.	6.625%	03/01/2017	450,000
				1,236,875
Athletic Equipment - 0.78%
500,000	Riddell Bell Holdings, Inc.	8.375%	10/01/2012	390,000

Automobiles - 0.57%
500,000	Ford Motor Co.	7.450%	07/16/2031	161,250
750,000	General Motors Corp.	7.200%	01/15/2011	123,750
				285,000
Automobile Equipment - 0.65%
491,548	Allison Transmission, Inc. (a)(b)	3.991%	08/07/2014	323,601
685	Allison Transmission, Inc. (a)	11.000%	11/01/2015	329
				323,930
Books, Periodicals, And Newspapers - 0.56%
500,000	Nebraska Book Co., Inc.	8.625%	03/15/2012	282,500

Cable & Other Pay Television Services - 6.41%
500,000	Charter Communications Operating, LLC (a)	8.375%	04/30/2014	442,500
500,000	CSC Holdings, Inc. (a)	8.500%	04/15/2014	495,000
750,000	DirecTV Holdings, LLC	6.375%	06/15/2015	710,625
700,000	EchoStar DBS Corp.	6.625%	10/01/2014	628,250
1,000,000	NTL Cable PLC (d)	9.125%	08/15/2016	935,000
				3,211,375
Chemicals & Allied Products - 0.56%
500,000	Huntsman International, LLC	7.875%	11/15/2014	207,500
250,000	Momentive Performance Materials, Inc.	9.750%	12/01/2014	75,000
				282,500
Commercial Banks - 1.09%
250,000	Bank of America Corp.	8.000%	12/29/2049	100,233
250,000	J.P. Morgan Chase & Co. (b)	7.900%	04/30/2018	160,988
500,000	Icici Bank, Ltd. (a)(d)	6.375%	04/30/2022	281,882
				543,103
Commercial Services & Supplies - 4.75%
27,904	ARAMARK Corporation (a)(b)	3.059%	01/26/2014	24,237
1,309	ARAMARK Corporation (a)(b)	2.523%	01/26/2014	1,137
750,000	ARAMARK Corporation	8.500%	02/01/2015	693,750
750,000	Corrections Corporation of America	6.250%	03/15/2013	721,875
500,000	FTI Consulting, Inc.	7.750%	10/01/2016	501,250
500,000	Service Corporation International	6.750%	04/01/2016	437,500
				2,379,749
Communications - 9.48%
750,000	Cincinnati Bell, Inc.	8.375%	01/15/2014	708,750
500,000	Citizens Communications Co.	6.250%	01/15/2013	455,625
250,000	Citizens Communications Co.	7.125%	03/15/2019	197,500
750,000	Intelsat Bermuda, Ltd. (d)	11.250%	06/15/2016	731,250
1,000,000	Qwest Communications International, Inc.	7.625%	06/15/2015	905,000
250,000	Sprint Capital Corp.	8.375%	03/15/2012	226,250
750,000	Sprint Nextel Corp.	6.900%	05/01/2019	532,500
1,000,000	Windstream Corp.	8.125%	08/01/2013	990,000
				4,746,875
Construction Materials - 0.61%
755,000	U.S. Concrete, Inc.	8.375%	04/01/2014	305,775

Containers & Packaging - 4.49%
500,000	Ball Corp.	6.625%	03/15/2018	487,500
500,000	Berry Plastic Holdings Corp. (b)	5.881%	02/15/2015	365,000
500,000	Graham Packaging Co.	8.500%	10/15/2012	386,250
350,000	Graphic Packaging International Corp.	9.500%	08/15/2013	252,000
750,000	Owens-Brockway	8.250%	05/15/2013	757,500
				2,248,250
Data Processing - 0.59%
500,000	First Data Corp. (a)	9.875%	09/24/2015	295,000

Electric, Gas, & Sanitary Services - 13.28%
4,000	AES Corp. (a)	8.750%	05/15/2013	3,960
500,000	Atlas Pipeline Partners, LP	8.125%	12/15/2015	287,500
500,000	Dynegy, Inc.	8.375%	05/01/2016	341,250
250,000	Edison Mission Energy	7.500%	06/15/2013	198,750
500,000	Edison Mission Energy	7.200%	05/15/2019	350,000
750,000	Ipalco Enterprises, Inc. (a)	7.250%	04/01/2016	667,500
667,840	Midwest Generation, LLC	8.560%	01/02/2016	619,422
1,000,000	Mirant North America, LLC	7.375%	12/31/2013	910,000
750,000	Nisource Finacnce Corp.	6.150%	03/01/2013	655,604
500,000	NRG Energy, Inc.	7.250%	02/01/2014	471,250
7,000	NRG Energy, Inc.	7.375%	02/01/2016	6,527
1,120,000	Pacific Energy Partners, LP	7.125%	06/15/2014	1,038,686
710,000	Targa Resources, Inc.	8.500%	11/01/2013	443,750
492,500	Texas Comp Electric Holdings, LLC (a)(b)	4.741%	10/10/2014	327,306
493,734	Texas Competitive Electric Holdings Company, LLC (a)(b)	4.741%	10/10/2014	327,869
				6,649,374
Electronic, Other Electrical Equipment, Except Computers - 1.30%
500	Celestica, Inc. (d)	7.875%	07/01/2011	490
500,000	L-3 Communications Corp.	6.375%	10/15/2015	473,750
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	177,500
				651,740
Food & Kindred Products - 3.09%
500,000	Del Monte Corp.	6.750%	02/15/2015	472,500
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	240,500
500,000	Pinnacle Foods	9.250%	04/01/2015	400,000
500,000	Tyson Foods, Inc.	6.600%	04/01/2016	433,248
				1,546,248
Health Care Equipment & Supplies - 2.80%
492,500	Biomet, Inc. (a)(b)	4.228%	02/15/2015	444,073
500,000	Boston Scientific	6.250%	11/15/2015	466,250
500,000	Fresenius Medical Care (d)	6.875%	07/15/2017	491,250
				1,401,573
Health Care Providers & Services - 2.69%
499,504	Community Health Systems, Inc. (a)(b)	3.472%	07/25/2014	432,011
1,000,000	HCA, Inc.	9.250%	11/15/2016	912,500
				1,344,511
Health Services - 3.47%
455,000	Davita, Inc.	7.250%	03/15/2015	439,644
500,000	Health Management Assoc.	6.125%	04/15/2016	411,250
1,000,000	Res-Care, Inc.	7.750%	10/15/2013	887,500
				1,738,394
Heavy Construction Equipment Rental & Leasing - 0.49%
500,000	Rental Service Corp	9.500%	12/01/2014	247,500

Hotels, Restaurants & Leisure - 4.59%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	272,500
500,000	Ginn-LA CS Borrower, LLC (a)(b)	0.000%	06/08/2012	2,500
9,000	Harrahs Operating Co., Inc.	5.500%	07/01/2010	3,420
750,000	Harrahs Operating Co., Inc. (a)	10.750%	02/01/2016	146,250
590,000	Host Marriott, LP	7.125%	11/01/2013	479,375
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	237,500
250,000	MGM Mirage	6.625%	07/15/2015	90,000
500,000	MGM Mirage	6.875%	04/01/2016	172,500
250,000	Outback Steakhouse, Inc.	10.000%	06/15/2015	85,000
500,000	Royal Caribbean International (d)	7.250%	06/15/2016	237,500
500	Station Casinos, Inc.	6.000%	04/01/2012	128
750,000	Wynn Las Vegas, LLC	6.625%	12/01/2014	570,000
				2,296,673
Industrial & Commercial Machinery - 2.70%
1,185,000	Case Corp.	7.250%	01/15/2016	870,975
550,000	Terex Corp.	7.375%	01/15/2014	478,500
				1,349,475
Insurance - 0.17%
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	85,000

Machinery - 0.38%
385,000	TriMas Corp.	9.875%	06/15/2012	190,575

Media - 0.06%
500,000	Reader's Digest Association, Inc.	9.000%	02/15/2017	31,250

Multiline Retail - 0.33%
500,000	Neiman Marcus Group, Inc.	10.375%	10/15/2015	162,500

Non-depository Credit Institutions - 2.16%
750,000	Ford Motor Credit Co.	8.000%	12/15/2016	493,542
7,500	General Motors Acceptance Corp.	6.750%	12/01/2014	3,544
750,000	General Motors Acceptance Corp.	7.750%	01/19/2010	585,918
				1,083,004
Oil & Gas - 8.21%
950,000	Chesapeake Energy Corp.	6.625%	01/15/2016	795,625
750,000	El Paso Production Holding Co.	7.000%	06/15/2017	642,511
500,000	Magellan Midstream Partners	6.400%	07/15/2018	447,748
7,000	National Oilwell Varco, Inc.	6.125%	08/15/2015	6,118
750,000	Opti Canada, Inc. (d)	7.875%	12/15/2014	331,875
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	371,440
750,000	Range Resources Corp.	7.500%	05/15/2016	695,625
500,000	Williams Companies, Inc.	7.500%	01/15/2031	395,924
500,000	Williams Partners, LP	7.250%	02/01/2017	425,602
				4,112,468
Paper & Forest Products - 1.97%
500,000	Buckeye Technologies, Inc.	8.500%	10/01/2013	440,000
750,000	Georgia-Pacific Corp.	7.375%	12/01/2025	543,750
				983,750
Personal Products - 0.82%
500,000	NBTY, Inc.	7.125%	10/01/2015	410,000

Printing, Publishing, & Allied Industries - 1.26%
500,000	Nielsen Finance, LLC/Corp.	10.000%	08/01/2014	432,500
250,000	Nielsen Finance Co., LLC (c)	0.000%	08/01/2016	105,000
6,000	RH Donnelley Corp.	6.875%	01/15/2013	360
14,000	RH Donnelley Corp.	8.875%	10/15/2017	840
677,000	RH Donnelley Corp. (a)	11.750%	05/15/2015	91,395
				630,095
Real Estate Investment Trusts (REITs) - 2.72%
750,000	Senior Housing Properties Trust	8.625%	01/15/2012	676,875
750,000	Tower 2006-1 F (a)	7.036%	02/15/2036	686,250
				1,363,125
Semiconductor & Semiconductor Equipment - 0.12%
750,000	Freescale Semiconductor, Inc.	9.125%	12/15/2014	60,000

Special Purpose Entity - 1.28%
500,000	KAR Holdings, Inc.	8.750%	05/01/2014	267,500
465,000	Trains HY-1-2006 (a)(b)	7.117%	05/01/2016	371,278
				638,778
Television Broadcasting Stations - 0.52%
500,000	Lin Television Corp.	6.500%	05/15/2013	262,500

Textiles, Apparel & Luxury Goods - 2.51%
500,000	Brown Shoe Co., Inc.	8.750%	05/01/2012	407,500
500,000	Dollar General Corp. (a)(b)	3.970%	07/15/2014	427,220
500,000	HBI Branded Apparel, Ltd Inc. (a)(b)	4.920%	03/15/2014	420,000
				1,254,720
Tobacco - 0.93%
500,000	Alliance One International, Inc.	11.000%	05/15/2012	467,500

Transportation - 1.83%
1,000,000	TFM SA de CV (d)	9.375%	05/01/2012	915,000

Transportation Equipment - 0.74%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	158,650
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	210,000
				368,650
Wholesale Trade - 0.63%
500,000	Vedanta Resources PLC (a)(d)	9.500%	07/18/2018	317,500
	Total corporate bonds (cost $63,899,276)			47,092,835

SHORT-TERM INVESTMENTS - 3.81%
1,909,130	AIM Liquid Assets	0.804%		1,909,130
	Total short-term investments (Cost $1,909,130)			1,909,130

	Total investments - 97.89% of net assets (cost $65,808,406)			$49,001,965
	Assets, less other liabilities - 2.11%			1,063,074
	Total Net Assets - 100.00%			$50,065,039

(a) Restricted under Rule 144A of the Securitites Act of 1933.
(b) Variable Rate - The rate reported is the rate in effect as of March 31, 2009.
(c) Security has a stepped rate. The rate is listed as of March 31, 2009.
(d) Foreign security or a U.S. security of a foreign company.
(e) The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:
Tax cost of investments				$65,808,961

Tax unrealized appreciation				72,426
Tax unrealized depreciation				(16,879,422)
Total tax unrealized appreciation (depreciation)				$(16,806,996)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The following tables provide the fair value measurements of applicable Company assets by level within the fair value hierarchy as of March 31, 2009.  These assets are measured on a recurring basis.

Fair Value Measurements at
Reporting Date Using
Quoted Prices in
	Active Markets for	Significant Other	Significant
Fair Value at	Identical Assets	Observable Inputs	Unobservable Inputs
3/31/09	(Level 1)	(Level 2)	(Level 3)

$49,001,965	$1,909,130	$47,092,835	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   40|86 Strategic Income Fund

By (Signature and Title)   /s/Richard W. Burke
Richard W. Burke, President

Date   May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Richard W. Burke
Richard W. Burke, President

Date   May 1, 2009

By (Signature and Title)*   /s/Todd M. Hacker
Todd M. Hacker, Treasurer

Date   May 1, 2009